Significant Accounting Policies - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2022
Significant Accounting Policies [Line Items]
Sale of ordinary shares	14,375,000
Agrico Acquisition Corp.
Significant Accounting Policies [Line Items]
Marketable securities			$ 146,651,498
Investment held in trust account	$ 396	$ 396
Investments in treasury securitie		$ 146,644,279
Purchase of aggregate	14,437,500	14,437,500	14,437,500
Federal depository insurance company coverage		$ 250,000,000
Shares subject to possible redemption (in shares)	14,375,000	14,375,000	14,375,000